Commitments and Contingencies - Additional Information (Details)				1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 11, 2021 USD ($) ft²	Oct. 26, 2020 USD ($) m²	May 17, 2019 USD ($) m²	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Commitments And Contingencies [Line Items]
Lessee, operating lease, existence of option to terminate						true
Lessee, operating lease, option to terminate						The Company’s corporate headquarters is located in Stevenage, United Kingdom, for which, as of March 31, 2021, the Company leased space for four years under a cancelable lease that can be terminated by either party with six months’ advanced notice. The lease related to this facility is classified as an operating lease.
Lease term						4 years
Operating lease termination advance notice period						6 months
Rent expense						$ 3,900,000	$ 1,000,000.0
Manufacturing and Supply Agreement
Commitments And Contingencies [Line Items]
Agreement renewal term					3 years
Minimum period of notice required to terminate agreement					12 months
Boston Lease Agreement | Boston, Massachusetts
Commitments And Contingencies [Line Items]
Office space | ft²	9,801
Lease expiration date	Dec. 31, 2022
Future minimum operating lease payments	$ 1,100,000
Lease period	2 years
Planegg Lease Agreement | Planegg, Germany
Commitments And Contingencies [Line Items]
Office space | m²		2,568	2,850
Lease expiration date		Oct. 31, 2031	Oct. 31, 2031
Future minimum operating lease payments		$ 700,000	$ 800,000
Lease period		10 years	10 years
UCLB | License Agreement
Commitments And Contingencies [Line Items]
Milestones achievement						0		$ 0
Accrued milestone payments						$ 0		$ 0
Kadans Science Partner 2 UK Limited
Commitments And Contingencies [Line Items]
Lease agreement term						The future lease will require the Company to enter into a ten years lease and is dependent on the landlord completing the required leasehold improvements per the agreement to execute the lease.
Lease term				10 years
Expected lease commencement date				Jun. 30, 2021
Leasehold improvement capitalized						$ 600,000